Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Cash flow hedge AOCI, tax	$ (741)	$ (216)